Deferred income tax assets and liabilities (Summarized information of expiry dates of tax losses) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 9,581,856	¥ 8,665,079
Not later than one year [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,553,294	1,557,045
Later than one year and not later than two years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,520,528	1,579,066
Later than two years and not later than three years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	1,438,360	1,524,531
Later than three years and not later than four years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	2,359,946	1,558,573
Later than four years and not later than five years [member]
Disclosure of deferred income tax assets and liabilities [line items]
The tax losses	¥ 2,709,728	¥ 2,445,864